Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Mar. 03, 2017
Document Effective Date	Mar. 03, 2017
Prospectus Date	Feb. 28, 2017
The Tocqueville Select Fund | The Tocqueville Select Fund
Prospectus:
Trading Symbol	TSELX